12. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Deferred tax assets and liabilties
	December 31,
	2017	2016
Deferred tax assets:
Net operating loss	$766,000	$952,000
Provisions and accrued liabilities	29,000	44,000
	795,000	996,000
Deferred tax liabilities:
Total deferred tax asset	795,000	996,000

Less valuation allowance	(795,000)	(996,000)
Net deferred tax asset	$—	$—